CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 222,730	$ 2,543,898	$ 1,386,502
Accounts receivable - trade, net	157,854	74,180	108,170
Accounts receivable - related party, net		0	2,032
Inventories, net	448,701	397,804	528,009
Deferred charges, net	9,956	10,128	439,203
Prepaid expenses and other current assets	29,956	14,077	37,988
Total current assets	869,197	3,040,087	2,501,904
Fixed assets, net	75,463	72,981	49,485
Security deposits	33,940	33,940	17,977
Deferred charges, net	0	4,892	15,020
Total assets	978,600	3,151,900	2,584,386
Current liabilities
Accounts payable	430,915	263,379	483,879
Accounts payable - related party	617	52,636	29,703
Loans from shareholders	9,000	9,000	9,000
Promissory notes, net of discounts	241,076	0
Capital lease obligation - current portion	3,832	3,739	0
Customer deposits	54,363	41,584	38,505
Accrued interest payable	7,275	28,676	126,232
Accrued expenses	280,370	190,782	122,790
Total current liabilities	1,507,448	2,394,796	5,146,872
Due to related party	93,403	96,181	101,524
Capital lease obligation - noncurrent portion	4,714	6,654	0
Warrant liability		0	498,976
Total liabilities	1,605,565	3,028,631	7,783,372
Commitments and contingencies
Stockholders' equity (deficiency)
Common stock, $0.001 par value; 300,000,000 authorized shares; 67,635,938 and 64,638,372 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	67,636	64,638	47,160
Additional paid-in capital	42,510,497	40,372,764	24,651,344
Non-controlling interest	(1,874,420)	(1,814,388)	(1,674,105)
Accumulated deficit	(41,330,678)	(38,499,745)	(28,223,385)
Total stockholders' equity (deficiency)	(626,965)	123,269	(5,198,986)
Total liabilities and stockholders' equity (deficiency)	978,600	3,151,900	2,584,386
All Other [Member]
Current liabilities
Convertible promissory notes	480,000	620,000	3,758,082
Convertible promissory notes - noncurrent portion	0	6,000	155,000
Related Party Transactions [Member]
Current liabilities
Convertible promissory notes	0	1,185,000	578,681
Convertible promissory notes - noncurrent portion	$ 0	$ 525,000	$ 1,881,000